Business Acquisitions - Pro Forma Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition, Pro Forma Information [Abstract]
Consolidated revenue	$ 21,032
Consolidated net loss	$ (51,682)